[Letterhead of Kleinberg, Kaplan, Wolff & Cohen, P.C.

Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

July 23, 2010

Mr. Jim O’Connor
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Rochdale Core Alternative Strategies Fund LLC File Nos.: 333-138071; 811-21965 (the “Fund”)

Dear Mr. O’Connor:

Transmitted herewith is Post-Effective Amendment No. 7 to the Registration Statement on Form N-2, under the Securities Act of 1933, as amended, and Amendment No. 9 to the Registration Statement, under the Investment Company Act of 1940, as amended, for the Fund.  These amendments include certain updated information with respect to the Fund’s fees and expenses and other financial information.  We are requesting selective review of these amendments as there have been no material changes to the Fund’s amended Registration Statement that was declared effective on September 14, 2009, or to the Fund’s 497 filing that was filed with the Securities and Exchange Commission on June 1, 2010, except to update the financial statements and provide updated information regarding the sub-adviser, PineBridge Investments, and the sub-investment management agreement.

We would like to request an effective date for this Post-Effective Amendment No. 7 and Amendment No. 9 to be July 31, 2010.

If you have any questions regarding the foregoing or the registration statements themselves, please do not hesitate to contact me at 212-880-9892.

Sincerely, /s/ Darren J. Edelstein Darren J. Edelstein

cc:	Kurt Hawkesworth
Robert S. Schneider, Esq.